GOING CONCERN AND LIQUIDITY (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 25,095	$ 139,485	$ 25,095
Accumulated deficit	$ 14,009,211	$ 13,859,006